ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Government authorities	$2,543	$1,668
Accrued royalties to the OCS (Note 9a)	1,591	596
Accrued contract costs	1,541	563
Accrued expenses	5,099	4,691

	$10,774	$7,518